Loans And Leases (Individually Evaluated For Impairment By Class Of Loans) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance			$ 379
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		$ 4,612	3,036
Impaired Financing Receivable, Unpaid Principal Balance, Total		4,612	3,415
Impaired Financing Receivable, with No Related Allowance, Recorded Investment			125
Impaired Financing Receivable, with Related Allowance, Recorded Investment		4,612	3,036
Impaired Financing Receivable, Recorded Investment, Total		4,612	3,161
Impaired Financing Receivable, ALLL Allocated		35	22
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment		111	130
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment		4,394	3,266
Impaired Financing Receivable, Average Recorded Investment, Total		4,505	3,396
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized		6	21
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized		160	174
Impaired Financing Receivable, Interest Income Recognized, Total		166	195
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	[1]	85	100
Impaired Financing Receivable, with Related Allowance, Recorded Investment	[1]	85	100
Impaired Financing Receivable, ALLL Allocated	[1]	1
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	[1]	92	185
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	[1]		4
Single-Family Residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	[1]	107	110
Impaired Financing Receivable, with Related Allowance, Recorded Investment	[1]	107	110
Impaired Financing Receivable, ALLL Allocated	[1]	1
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	[1]	108	113
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	[1]	6	6
Non-Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		4,420	2,826
Impaired Financing Receivable, with Related Allowance, Recorded Investment		4,420	2,826
Impaired Financing Receivable, ALLL Allocated		33	22
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment		4,194	2,837
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized		154	157
Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance			379
Impaired Financing Receivable, with No Related Allowance, Recorded Investment			125
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment		111	130
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment			131
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized		$ 6	21
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized			$ 7

[1]	Allowance recorded is less than $1 resulting in rounding to zero